Note 16 - Risks and Uncertainties - COVID-19 and Geopolitical Conflicts	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
COVID-19 Disclsoure [Text Block]

13. RISKS AND UNCERTAINTIES – COVID-19 AND GEOPOLITICAL CONFLICTS

The Company sources its materials and services for its products and product candidates from facilities in areas impacted or which may be impacted by the outbreak of the COVID-19 or geopolitical conflicts. The Company’s ability to obtain future inventory may be impacted, therefore potentially affecting the Company’s future revenue stream. In addition, the Company has historically and principally funded its operations through debt borrowings, the issuance of convertible debt, and the issuance of units consisting of Common Stock and warrants which may also be impacted by economic conditions beyond the Company’s control as well as uncertainties resulting from geopolitical conflicts, including the recent war in Ukraine. The extent to which the COVID-19 and recent events in Ukraine will impact the global economy and the Company is uncertain and cannot be reasonably measured.

16.	RISKS AND UNCERTAINTIES - COVID-19 AND GEOPOLITICAL CONFLICTS

The Company sources its materials and services for its products and product candidates from facilities in areas impacted or which may be impacted by the outbreak of the COVID-19 or geopolitical conflicts. The Company’s ability to obtain future inventory may be impacted, therefore potentially affecting the Company’s future revenue stream. In addition, the Company has historically and principally funded its operations through debt borrowings, the issuance of convertible debt, and the issuance of units consisting of Common Stock and warrants which may also be impacted by economic conditions beyond the Company’s control as well as uncertainties resulting from geopolitical conflicts, including the recent war in Ukraine. The extent to which the COVID-19 and recent events in Ukraine will impact the global economy and the Company is uncertain and cannot be reasonably measured.